15. Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translations:
Balance at beginning of period	$ 364,355	$ 371,859
Current period currency translation adjustments	(3,621)	(7,504)
Amounts reclassified on closing of U.K. branch in Q4, 2014	(360,734)	0
Balance at end of period	0	364,355
Marketable securities available for sale:
Balance at beginning of period	0	(272,909)
Current period comprehensive income (loss)	0	(19,983)
Amounts reclassified on sales of marketable securities	0	292,892
Balance at end of period	0	0
Accumulated Other Comprehensive Income (Loss) end of period	$ 0	$ 364,355